Quarterly Report
March 31, 2025
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II
RSS-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 2.3%
MTU Aero Engines Holding AG	17,107	$5,924,843
Thales S.A.	19,702	5,289,796
		$11,214,639
Airlines – 0.5%
Ryanair Holdings PLC, ADR	60,444	$2,561,012
Alcoholic Beverages – 2.4%
Diageo PLC	200,547	$5,231,624
Heineken N.V.	46,665	3,803,588
Kirin Holdings Co. Ltd.	185,500	2,569,346
		$11,604,558
Apparel Manufacturers – 3.2%
Burberry Group PLC	80,793	$817,063
Compagnie Financiere Richemont S.A.	35,168	6,141,233
LVMH Moet Hennessy Louis Vuitton SE	14,003	8,742,388
		$15,700,684
Automotive – 1.3%
Compagnie Generale des Etablissements Michelin	83,238	$2,920,838
DENSO Corp.	273,000	3,387,098
		$6,307,936
Biotechnology – 1.0%
CSL Ltd.	31,114	$4,867,674
Broadcasting – 0.8%
Spotify Technology S.A. (a)	6,932	$3,812,808
Brokerage & Asset Managers – 5.5%
B3 S.A. - Brasil Bolsa Balcao	1,474,200	$3,136,238
Barclays PLC	2,229,814	8,373,163
Euronext N.V.	64,230	9,302,143
London Stock Exchange Group PLC	41,227	6,113,624
		$26,925,168
Business Services – 0.6%
CAR Group Ltd.	68,355	$1,357,909
Nomura Research Institute Ltd.	33,300	1,080,644
Secom Co. Ltd.	12,000	408,566
		$2,847,119
Computer Software – 2.4%
Cadence Design Systems, Inc. (a)	21,205	$5,393,068
Constellation Software, Inc.	2,042	6,466,870
		$11,859,938
Computer Software - Systems – 4.8%
Amadeus IT Group S.A.	62,586	$4,796,162
Cap Gemini S.A.	10,247	1,532,288
Fujitsu Ltd.	168,100	3,341,773
Hitachi Ltd.	471,000	10,904,158
Samsung Electronics Co. Ltd.	65,194	2,581,795
		$23,156,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.3%
James Hardie Industries PLC, GDR (a)	103,129	$2,446,509
Techtronic Industries Co. Ltd.	330,500	3,980,503
		$6,427,012
Consumer Products – 0.8%
Kao Corp.	85,000	$3,668,278
Electrical Equipment – 5.6%
Legrand S.A.	53,545	$5,669,571
Mitsubishi Electric Corp.	311,600	5,689,329
Schneider Electric SE	69,428	16,071,393
		$27,430,293
Electronics – 4.0%
ASML Holding N.V.	10,825	$7,162,871
DISCO Corp.	4,000	823,560
NXP Semiconductors N.V.	11,886	2,259,053
Renesas Electronics Corp.	263,000	3,572,452
Taiwan Semiconductor Manufacturing Co. Ltd.	201,804	5,625,853
		$19,443,789
Energy - Independent – 0.9%
Reliance Industries Ltd.	148,665	$2,211,166
Woodside Energy Group Ltd.	144,592	2,091,967
		$4,303,133
Energy - Integrated – 3.5%
Eni S.p.A.	268,694	$4,149,836
Galp Energia SGPS S.A., “B”	280,243	4,927,880
TotalEnergies SE	119,486	7,722,466
		$16,800,182
Food & Beverages – 2.9%
Nestle S.A.	114,276	$11,556,445
Novozymes A/S	44,844	2,613,451
		$14,169,896
Food & Drug Stores – 0.4%
Jeronimo Martins SGPS S.A.	95,966	$2,038,533
Gaming & Lodging – 1.5%
Aristocrat Leisure Ltd.	49,400	$1,995,009
Flutter Entertainment PLC (a)	11,038	2,445,469
Sands China Ltd. (a)	524,800	1,056,876
Whitbread PLC	56,350	1,791,916
		$7,289,270
General Merchandise – 0.6%
Pan Pacific International Holdings Corp.	113,700	$3,112,325
Insurance – 6.2%
AIA Group Ltd.	485,400	$3,669,241
Aon PLC	21,206	8,463,102
Beazley PLC	575,183	6,920,316
Hiscox Ltd.	252,042	3,828,763
Samsung Fire & Marine Insurance Co. Ltd.	6,747	1,650,101
Sompo Holdings, Inc.	89,400	2,710,045

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Willis Towers Watson PLC	8,768	$2,963,146
		$30,204,714
Leisure & Toys – 0.2%
Yamaha Corp.	132,100	$1,023,350
Machinery & Tools – 5.3%
Daikin Industries Ltd.	34,300	$3,723,860
GEA Group AG	101,995	6,170,712
RB Global, Inc.	38,320	3,845,980
SMC Corp.	11,600	4,127,667
Toyota Industries Corp.	53,100	4,531,752
Weir Group PLC	104,561	3,157,175
		$25,557,146
Major Banks – 9.2%
ABN AMRO Group N.V., GDR	309,051	$6,509,023
Banco Bradesco S.A., ADR	1,267,369	2,826,233
Bank of Ireland Group PLC	561,581	6,645,944
BNP Paribas S.A.	97,051	8,082,667
Erste Group Bank AG	47,277	3,284,679
Mitsubishi UFJ Financial Group, Inc.	591,500	7,988,347
NatWest Group PLC	1,568,413	9,189,087
		$44,525,980
Medical Equipment – 2.1%
ConvaTec Group PLC	931,176	$3,106,807
Olympus Corp.	132,000	1,733,773
Qiagen N.V.	97,542	3,868,190
Terumo Corp.	75,100	1,409,994
		$10,118,764
Metals & Mining – 1.5%
Glencore PLC	991,463	$3,647,229
Mitsui & Co. Ltd.	193,200	3,631,310
		$7,278,539
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	406,200	$1,211,065
Natural Gas - Pipeline – 0.2%
APA Group	230,101	$1,138,424
Other Banks & Diversified Financials – 3.9%
HDFC Bank Ltd.	229,095	$4,879,707
Julius Baer Group Ltd.	102,823	7,102,391
Visa, Inc., “A”	19,496	6,832,568
		$18,814,666
Pharmaceuticals – 8.1%
Chugai Pharmaceutical Co. Ltd.	38,400	$1,753,879
Daiichi Sankyo Co. Ltd.	183,100	4,296,607
Merck KGaA	26,461	3,622,314
Novo Nordisk A.S., “B”	131,349	9,104,109
Roche Holding AG	42,456	13,959,640
Sanofi	57,559	6,378,106
		$39,114,655

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	31,500	$4,889,448
Real Estate – 0.5%
LEG Immobilien SE	33,515	$2,372,255
Specialty Chemicals – 6.1%
Akzo Nobel N.V.	29,539	$1,821,118
Croda International PLC	62,352	2,362,940
Linde PLC	30,562	14,230,890
Shin-Etsu Chemical Co. Ltd.	130,700	3,723,726
Sika AG	15,381	3,725,674
Symrise AG	35,825	3,707,185
		$29,571,533
Specialty Stores – 1.0%
Alimentation Couche-Tard, Inc.	41,254	$2,034,534
NEXT PLC	19,676	2,832,606
		$4,867,140
Telecom - Infrastructure – 0.7%
Cellnex Telecom S.A.	98,373	$3,492,150
Telecom Services – 2.2%
Advanced Info Service Public Co. Ltd.	310,900	$2,492,699
Hellenic Telecommunications Organization S.A.	72,748	1,181,832
KDDI Corp.	255,600	4,033,658
Koninklijke KPN N.V.	364,129	1,542,250
SoftBank Group Corp.	27,900	1,411,810
		$10,662,249
Tobacco – 1.4%
British American Tobacco PLC	163,016	$6,720,684
Utilities - Electric Power – 2.3%
CLP Holdings Ltd.	201,000	$1,637,664
E.ON SE	199,058	3,004,769
Iberdrola S.A.	404,481	6,539,006
		$11,181,439
Total Common Stocks		$478,284,624
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,868	$0

Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.35% (v)	5,387,669	$5,388,207

Other Assets, Less Liabilities – 0.4%		1,991,721
Net Assets – 100.0%		$485,664,552
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,388,207 and $478,284,624, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$6,237,624	$78,419,683	$—	$84,657,307
France	—	71,711,656	—	71,711,656
United Kingdom	3,828,763	60,264,234	—	64,092,997
United States	42,587,296	—	—	42,587,296
Switzerland	—	42,485,383	—	42,485,383
Germany	22,499,556	6,170,712	—	28,670,268
Netherlands	10,235,286	15,493,012	—	25,728,298
Spain	3,492,150	11,335,168	—	14,827,318
Australia	—	13,897,492	—	13,897,492
Other Countries	30,025,103	59,601,506	—	89,626,609
Investment Companies	5,388,207	—	—	5,388,207
Total	$124,293,985	$359,378,846	$—	$483,672,831
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,631,290	$15,665,120	$23,907,234	$200	$(1,169)	$5,388,207
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$102,842	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2025, are as follows:
Japan	17.4%
France	14.8%
United Kingdom	13.2%
United States	10.3%
Switzerland	8.7%
Germany	5.9%
Netherlands	5.3%
Spain	3.1%
Australia	2.9%
Other Countries	18.4%